Average Annual Total Returns - StrategicAdvisersFidelityCoreIncomeFund-PRO - StrategicAdvisersFidelityCoreIncomeFund-PRO - Strategic Advisers Fidelity Core Income Fund	Jul. 29, 2023
Strategic Advisers Fidelity Core Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(13.09%)
Since Inception	1.30%
Strategic Advisers Fidelity Core Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(14.10%)
Since Inception	(0.20%)
Strategic Advisers Fidelity Core Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(7.73%)
Since Inception	0.48%
LB001
Average Annual Return:
Past 1 year	(13.01%)
Since Inception	0.55%	[1]

[1]	A From October 16, 2018 .